Exceptional Items (Tables)	12 Months Ended
Dec. 31, 2017
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Exceptional Items Included in Income Statement

The exceptional items included in the income statement are as follows:

Million US dollar	2017	2016	2015

Restructuring	(468)	(323)	(171)
Acquisition costs business combinations	(155)	(448)	(55)
Business and asset disposal (including impairment losses)	(39)	377	524
Impairment of assets	—	—	(82)
Judicial settlement	—	—	(80)

Impact on profit from operations	(662)	(394)	136